Net loss per share - Summary of Antidilutive Shares (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Total antidilutive shares (in shares)	200,425,708	186,275,836
Earn-out Shares
Earnings per share [line items]
Total antidilutive shares (in shares)	158,177,609	158,177,609
Class C-1 Shares
Earnings per share [line items]
Total antidilutive shares (in shares)	20,499,965	20,499,965
Class C-2 Shares
Earnings per share [line items]
Total antidilutive shares (in shares)	4,500,000	4,500,000
PSUs
Earnings per share [line items]
Total antidilutive shares (in shares)	5,084,454	2,326,794
RSUs
Earnings per share [line items]
Total antidilutive shares (in shares)	11,752,934	708,968
Marketing consulting services agreement
Earnings per share [line items]
Total antidilutive shares (in shares)	0	62,500
RSAs
Earnings per share [line items]
Total antidilutive shares (in shares)	410,746	0